Cover Page Document	Nov. 18, 2020	Aug. 04, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 18, 2020
Entity Registrant Name	Corcept Therapeutics Incorporated
Entity Incorporation, State or Country Code		DE
Entity File Number	000-50679
Entity Tax Identification Number	77-0487658
Entity Address, Address Line One	149 Commonwealth Drive
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	650
Local Phone Number	327-3270
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	CORT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001088856
Amendment Flag	false